Income Taxes (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Components of Income Tax (Benefit) Expense

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 (in thousands):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
(Loss) income before income taxes	$(1,928)	$2,678
Income tax (benefit) expense	$(771)	$1,108
Effective tax rate	40.0%	41.4%

The components of the income tax expense are as follows (in thousands):

	Fiscal Year
	2010	2011	2012
Current:
Federal	$4,080	$6,979	$8,127
State	1,389	3,124	2,130

	5,469	10,103	10,257

Deferred:
Federal	(673)	1,434	3,043
State	(43)	(1,378)	769

	(716)	56	3,812

Income tax expense (benefit)	$4,753	$10,159	$14,069

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2010	2011	2012
Statutory federal tax rate	34.0%	35.0%	35.0%
State taxes, net of federal benefit	5.7	5.6	5.5
Other	0.7	(1.9)	0.8

	40.4%	38.7%	41.3%

Significant Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are (in thousands):

	January 28, 2012	February 2, 2013
Deferred tax assets:
Inventories	$1,920	$2,990
Deferred revenue	71	95
Accrued bonus	2,907	1,067
Deferred rent	9,000	12,076
Other	381	750

Deferred tax assets	14,279	16,978

Deferred tax liabilities:
Property and equipment	(10,404)	(13,874)
Other	(318)	(3,359)

Deferred tax liabilities	(10,722)	(17,233)

	$3,557	$(255)